Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Fair Value Of Financial Instruments [Abstract]
Disclosure of fair value measurement of financial assets
The following tables provide the details of financial instruments and their associated classifications as at December 31, 2020, December 31, 2019 and January 1, 2019:

	December 31, 2020			December 31, 2019
Measurement Basis	FVTPL $	Amortized cost $	Total $	FVTPL $	Amortized cost $	Total $
Financial assets
Cash and cash equivalents	—	235,734	235,734	—	199,388	199,388
Financial assets (current and non-current)	6,497	133,389	139,886	1,123	106,869	107,992
Accounts and other receivable, net (current and non-current) (1)	—	212,316	212,316	—	215,951	215,951
Due from related parties (current and non-current)	—	9,980	9,980	—	—	—
Other assets (current and non-current) (2)	—	59,905	59,905	—	3,875	3,875
Total	6,497	651,324	657,821	1,123	526,083	527,206
Financial liabilities
Accounts payable and other (3)	—	81,850	81,850	—	124,684	124,684
Other financial liabilities (current and non- current) (4)	203,597	139,738	343,335	162,178	24,030	186,208
Due to related parties (current and non-current)	—	194,635	194,635	—	21,306	21,306
Borrowings (current and non-current)	—	3,170,977	3,170,977	—	3,184,512	3,184,512
Total	203,597	3,587,200	3,790,797	162,178	3,354,532	3,516,710
(1)Excludes tax receivable of $10.3 million as at December 31, 2020 (December 31, 2019 - $6.2 million).
(2)Includes investments in finance leases. Refer to Note 9 below.
(3)Includes accounts payable and lease liabilities. Refer to Note 15 below.
(4)Includes derivative instruments, obligations relating to finance leases and other financial liabilities. Refer to Note 19 below.

	January 1, 2019
Measurement Basis	FVTPL $	Amortized cost $	Total $
Financial assets
Cash and cash equivalents	—	225,040	225,040
Financial assets (current and non-current) (1)	3,103	8,540	11,643
Accounts and other receivable, net (current and non-current) (2)	—	176,948	176,948
Due from related parties (current and non-current)	—	59,834	59,834
Other assets (current and non-current) (3)	—	4,793	4,793
Total	3,103	475,155	478,258
Financial liabilities
Accounts payable and other (4)	—	36,624	36,624
Other financial liabilities (current and non-current) (1)	168,157	—	168,157
Due to related parties (current and non-current)	—	183,795	183,795
Borrowings (current and non-current)	—	3,097,742	3,097,742
Total	168,157	3,318,161	3,486,318
(1)Refer to Derivative Financial Instruments in Note 19 below.
(2)Excludes tax receivable of $3.3 million.
(3)Includes investments in finance leases. Refer to Note 9 below.
(4)Includes accounts payable and lease liabilities. Refer to Note 15 below.
The following table categorizes financial assets and liabilities, which are carried at fair value through profit or loss on a recurring basis, based upon the level of input as at December 31, 2020, December 31, 2019 and January 1, 2019:

	December 31, 2020			December 31, 2019
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
	$	$	$	$	$	$
Financial assets
Derivative instruments	—	6,497	—	—	1,123	—
Total	—	6,497	—	—	1,123	—
Financial liabilities
Derivative instruments	—	203,597	—	—	162,178	—
Total	—	203,597	—	—	162,178	—

	January 1, 2019
	Level 1	Level 2	Level 3
	$	$	$
Financial assets
Derivative instruments	—	3,103	—
Total	—	3,103	—
Financial liabilities
Derivative instruments	—	117,644	50,513
Total	—	117,644	50,513

Disclosure of fair value measurement of financial liabilities
The following tables provide the details of financial instruments and their associated classifications as at December 31, 2020, December 31, 2019 and January 1, 2019:

	December 31, 2020			December 31, 2019
Measurement Basis	FVTPL $	Amortized cost $	Total $	FVTPL $	Amortized cost $	Total $
Financial assets
Cash and cash equivalents	—	235,734	235,734	—	199,388	199,388
Financial assets (current and non-current)	6,497	133,389	139,886	1,123	106,869	107,992
Accounts and other receivable, net (current and non-current) (1)	—	212,316	212,316	—	215,951	215,951
Due from related parties (current and non-current)	—	9,980	9,980	—	—	—
Other assets (current and non-current) (2)	—	59,905	59,905	—	3,875	3,875
Total	6,497	651,324	657,821	1,123	526,083	527,206
Financial liabilities
Accounts payable and other (3)	—	81,850	81,850	—	124,684	124,684
Other financial liabilities (current and non- current) (4)	203,597	139,738	343,335	162,178	24,030	186,208
Due to related parties (current and non-current)	—	194,635	194,635	—	21,306	21,306
Borrowings (current and non-current)	—	3,170,977	3,170,977	—	3,184,512	3,184,512
Total	203,597	3,587,200	3,790,797	162,178	3,354,532	3,516,710
(1)Excludes tax receivable of $10.3 million as at December 31, 2020 (December 31, 2019 - $6.2 million).
(2)Includes investments in finance leases. Refer to Note 9 below.
(3)Includes accounts payable and lease liabilities. Refer to Note 15 below.
(4)Includes derivative instruments, obligations relating to finance leases and other financial liabilities. Refer to Note 19 below.

	January 1, 2019
Measurement Basis	FVTPL $	Amortized cost $	Total $
Financial assets
Cash and cash equivalents	—	225,040	225,040
Financial assets (current and non-current) (1)	3,103	8,540	11,643
Accounts and other receivable, net (current and non-current) (2)	—	176,948	176,948
Due from related parties (current and non-current)	—	59,834	59,834
Other assets (current and non-current) (3)	—	4,793	4,793
Total	3,103	475,155	478,258
Financial liabilities
Accounts payable and other (4)	—	36,624	36,624
Other financial liabilities (current and non-current) (1)	168,157	—	168,157
Due to related parties (current and non-current)	—	183,795	183,795
Borrowings (current and non-current)	—	3,097,742	3,097,742
Total	168,157	3,318,161	3,486,318
(1)Refer to Derivative Financial Instruments in Note 19 below.
(2)Excludes tax receivable of $3.3 million.
(3)Includes investments in finance leases. Refer to Note 9 below.
(4)Includes accounts payable and lease liabilities. Refer to Note 15 below.
The following table categorizes financial assets and liabilities, which are carried at fair value through profit or loss on a recurring basis, based upon the level of input as at December 31, 2020, December 31, 2019 and January 1, 2019:

	December 31, 2020			December 31, 2019
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
	$	$	$	$	$	$
Financial assets
Derivative instruments	—	6,497	—	—	1,123	—
Total	—	6,497	—	—	1,123	—
Financial liabilities
Derivative instruments	—	203,597	—	—	162,178	—
Total	—	203,597	—	—	162,178	—

	January 1, 2019
	Level 1	Level 2	Level 3
	$	$	$
Financial assets
Derivative instruments	—	3,103	—
Total	—	3,103	—
Financial liabilities
Derivative instruments	—	117,644	50,513
Total	—	117,644	50,513
The following table presents the change in the balance of financial liabilities classified as Level 3 as at December 31, 2020 and December 31, 2019:

	December 31, 2020	December 31, 2019
	$	$
Opening balance at beginning of year	—	50,513
Fair value change recorded in unrealized gain (loss) on derivative instruments	—	(50,513)
Closing balance at end of year	—	—

Summary of valuation techniques and key inputs used in fair value measurement, assets
The following table summarizes the valuation techniques and key inputs used in the fair value measurement of Level 2 financial instruments:

Type of Asset / Liability	Carrying value			Valuation Techniques and Key Inputs
	December 31, 2020	December 31, 2019	January 1, 2019
	$	$	$
Derivative instruments	(197,100)	(161,055)	(114,541)	The fair value of derivative instruments incorporates observable forward exchange rates and forward interest rates from observable yield curves, respectively, at the end of the reporting period, and the current credit worthiness of both the Partnership and the derivative counterparties. The estimated amount is the present value of future cash flows.

The fair value of Level 3 financial assets and liabilities is determined using valuation models which require the use of unobservable inputs, including assumptions concerning the amount and timing of estimated future cash flows and discount rates. In determining those unobservable inputs, the Partnership uses observable external market inputs such as price volatilities, as applicable, to develop assumptions regarding those unobservable inputs.
The following table summarizes the valuation techniques and significant unobservable inputs used in the fair value measurement of Level 3 financial instruments:

Type of Asset / Liability	Carrying value			Valuation techniques	Significant unobservable inputs	Relationship of unobservable inputs to fair value
	December 31, 2020	December 31, 2019	January 1, 2019
	$	$	$
Warrants(1)	—	—	(50,513)	Black-Scholes model	Volatility	Increases (decreases) in volatility increase (decrease) fair value
(1)Included in derivative instruments. See Note 19 for additional information.
The following table summarizes the significant unobservable inputs used in the Level 3 fair value measurements for the discounted cash flow valuations used for the Partnership's vessels and equipment:

Period	Vessel	Segment	Period of Projected Cash Flows (years)	Growth Rate(1) (%)	Discount Rate (%)
Q4 2020	Randgrid	FSO	2.8 - 11.8	2.00 - 3.50	8.86
Q1 2020	ALP Forward	Towage	13.0	3.00	10.50
Q1 2020	ALP Winger	Towage	12.5	3.00	10.50
Q1 2020	ALP Ippon	Towage	12.0	3.00	10.50
Q1 2020	ALP Ace	Towage	11.3	3.00	10.50
Q1 2020	Petrojarl I	FPSO	3.1 - 5.1	3.00	10.13
Q1 2020	Petrojarl Varg	FPSO	1.3 - 9.8	1.00 - 2.50	10.13
Q1 2020	Petrojarl Knarr	FPSO	12.4 - 15.4	3.00	10.13
Q1 2020	Navion Stavanger	Shuttle Tanker	3.3	2.60 - 3.50	8.25
Q1 2020	Navion Gothenburg	Shuttle Tanker	5.9	2.50	8.25
Q4 2019	Arendal Spirit	UMS	1.2 - 25.1	1.60 - 2.50	9.60
Q4 2019	Voyageur Spirit	FPSO	15.8 - 19.8	3.00	9.60
Q2 2019	Arendal Spirit	UMS	25.6	1.60 - 2.50	11.00
Q2 2019	Petrojarl Varg	FPSO	13.0	1.00 - 2.50	10.00
Q2 2019	Navion Gothenburg	Shuttle Tanker	6.5 - 6.7	2.00	8.00
(1)The growth rates indicated in the table above are the implicit rates used in the discounted cash flow valuations, however, cash flows have been adjusted for contractual revenues and expected offhire due to repairs and maintenance or drydocking.

Summary of valuation techniques and key inputs used in fair value measurement, liabilities
The following table summarizes the valuation techniques and key inputs used in the fair value measurement of Level 2 financial instruments:

Type of Asset / Liability	Carrying value			Valuation Techniques and Key Inputs
	December 31, 2020	December 31, 2019	January 1, 2019
	$	$	$
Derivative instruments	(197,100)	(161,055)	(114,541)	The fair value of derivative instruments incorporates observable forward exchange rates and forward interest rates from observable yield curves, respectively, at the end of the reporting period, and the current credit worthiness of both the Partnership and the derivative counterparties. The estimated amount is the present value of future cash flows.

The fair value of Level 3 financial assets and liabilities is determined using valuation models which require the use of unobservable inputs, including assumptions concerning the amount and timing of estimated future cash flows and discount rates. In determining those unobservable inputs, the Partnership uses observable external market inputs such as price volatilities, as applicable, to develop assumptions regarding those unobservable inputs.
The following table summarizes the valuation techniques and significant unobservable inputs used in the fair value measurement of Level 3 financial instruments:

Type of Asset / Liability	Carrying value			Valuation techniques	Significant unobservable inputs	Relationship of unobservable inputs to fair value
	December 31, 2020	December 31, 2019	January 1, 2019
	$	$	$
Warrants(1)	—	—	(50,513)	Black-Scholes model	Volatility	Increases (decreases) in volatility increase (decrease) fair value
(1)Included in derivative instruments. See Note 19 for additional information.